INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2015	2014	2013

Current income tax expense	$5,260	$8,030	$3,184
Deferred income tax expense (benefit)	1,050	(2,965)	3,413
	$6,310	$5,065	$6,597
The table below shows for each jurisdiction’s total income tax expense and statutory tax rate:

	For the years ended December 31,
	2015	2014	2013

Brazil (34%)	$2,448	$2,091	$654
Argentina (35%)	1,811	2,112	568
Paraguay (10%)	132	273	202
Others	628	649	27
Current income tax expense	5,019	5,125	1,451
Withholding income tax in foreign jurisdictions	241	2,905	1,733
Deferred income tax expense (benefit)	1,050	(2,965)	3,413
Income tax expense	$6,310	$5,065	$6,597

Effective Income Tax Rate Reconciliation
Reconciliation of income tax expense to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2015	2014	2013

(Loss) Income before income taxes	$(41,694)	$(47,211)	$14,518
Sources not subject to income tax	48,922	59,658	115
	7,228	12,447	14,633
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	2,530	4,356	5,122
Rate differential	(752)	(1,052)	(545)
Change in valuation allowance	4,471	(811)	1,632
Effects of foreign exchange changes related to our foreign subsidiaries	(604)	(639)	(1,943)
Withholding income tax in foreign jurisdictions	241	2,905	1,733
Others	424	306	598
Income tax expense (benefit)	$6,310	$5,065	$6,597

Deferred Tax Assets and Liabilities
The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2015	2014
Deferred income tax assets
Other, deferred income tax current assets	$-	$460
NOLs	1,424	2,237
TOMPI credit	2,662	3,556
Interest on financial liabilities	2,345	2,276
Other	1,870	520
Total deferred income tax noncurrent assets	8,301	8,589
Valuation allowance of deferred income tax assets	(6,624)	(2,525)
Net deferred income tax noncurrent assets	1,677	6,064
Deferred income tax liabilities
Vessels and equipment, net	10,463	13,317
Intangible assets	-	153
Unrealized exchange differences	856	750
Other	74	117
Total deferred income tax noncurrent liabilities	11,393	14,337
Net deferred income tax liabilities	$(9,716)	$(7,813)